LEASES - PISCOFINS to be recovered (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LEASES
Lease consideration	R$ 724,871	R$ 588,016
Potential PIS / COFINS (9.25%)	R$ 67,051	R$ 54,391
Potential PIS / COFINS (as a percent)	(9.25%)	(9.25%)